ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 4 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consisted of the following at February 28, 2018 and August 31, 2017:

	February 28,	August 31,
	2018	2017
Trade Payables	$677,026	$334,132
Credit Card Payable	9,804	56,501
Payroll Liabilities	-	25,636
Other Payable	5,480	5,480
Total accounts payable and accrued liabilities	$692,310	$421,749

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consisted of the following at August 31, 2017 and 2016:

	August 31,	August 31,
	2017	2016
Trade Payables	$334,132	$53,290
Credit Card Payable	56,501	1,985
Payroll Liabilities	25,636	-
Other Payable	5,480	-
Total accounts payable and accrued liabilities	$421,749	$55,275